General (Narrative) (Details) € in Millions, ₪ in Millions	1 Months Ended		6 Months Ended
	Feb. 01, 2023 EUR (€)	Feb. 01, 2023 ILS (₪)	Jun. 30, 2023 ILS (₪)
Series E Debentures [Member]
Disclosure of associates [line items]
Aggregate principal amount			₪ 220
Issue of equity	€ 58.5	₪ 220
Issuance expenses	€ 56.0	₪ 218
Borrowings, interest rate basis			an obligation to pay additional interest for failure to maintain certain financial covenants, with an increase of 0.25% in the annual interest rate
Interest rate			6.05%
Repayment provision adjustments			PPA executed in connection with the Talasol PV Plant), on a consolidated basis, shall not be less than €75 million for two consecutive quarters for purposes of the immediate repayment provision and shall not be less than €80 million for purposes of the update of the annual interest provision
Series E Net Financial Debt [Member]
Disclosure of associates [line items]
Repayment provision adjustments			Adjusted Balance Sheet Equity, on a consolidated basis, plus the Series E Net Financial Debt (hereinafter – the “Series E CAP, Net”), to which the Company refer herein as the Series E Ratio of Net Financial Debt to Series E CAP, Net, shall not exceed the rate of 65% for three consecutive quarters for purposes of the immediate repayment provision and shall not exceed a rate of 60% for purposes of the update of the annual interest provision
Groen Gas Goor B V [Member]
Disclosure of associates [line items]
Green gas production capacity			3 million
Groen Gas Oude Tonge B V [Member]
Disclosure of associates [line items]
Green gas production capacity			3.8 million
Groen Gas Gelderland B V [Member]
Disclosure of associates [line items]
Green gas production capacity			9.5 million
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest			9.375%
Dorad Energy Ltd [Member] | Series E Debentures [Member]
Disclosure of associates [line items]
Proportion of ownership interest	18.75%	18.75%
Talasol Solar S.L.U [Member]
Disclosure of associates [line items]
Proportion of ownership interest			51.00%
Ellomay Pumped Storage (2014) Ltd. [Member]
Disclosure of associates [line items]
Proportion of ownership interest			83.333%
Dori Energy [Member] | Series E Debentures [Member]
Disclosure of associates [line items]
Proportion of ownership interest	50.00%	50.00%